Investment Portfolio	as of December 31, 2021 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 53.8%
Communication Services 3.4%
Arches Buyer, Inc., 144A, 4.25%, 6/1/2028	350,000	349,818
AT&T, Inc., 0.9%, 3/25/2024	6,000,000	5,972,895
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	4,404,433
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,552,140
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,550,625
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	1,000,000	1,053,760
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	855,319
144A, 6.25%, 5/1/2025	3,200,000	3,610,124
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	425,000	442,000
Meituan, 144A, 2.125%, 10/28/2025	720,000	693,696
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	380,692
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	1,680,000	1,740,645
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	1,080,313
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 0.729% (a), 1/19/2023	1,180,000	1,179,587
144A, 1.81%, 1/26/2026 (b)	3,000,000	2,995,583
144A, 3.28%, 4/11/2024	8,000,000	8,349,221
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	972,899
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,356,750
3.5%, 4/15/2025	4,325,000	4,582,226
TripAdvisor, Inc., 144A, 7.0%, 7/15/2025	205,000	216,275
		43,339,001
Consumer Discretionary 6.0%
1011778 BC Unlimited Liability Co., 144A, 3.875%, 1/15/2028	2,500,000	2,531,900
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,911,916
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,474,166
Daimler Finance North America LLC:
144A, 3.35%, 2/22/2023	3,000,000	3,083,245
144A, 3.4%, 2/22/2022	3,000,000	3,012,225
Empire Communities Corp., 144A, 7.0%, 12/15/2025	830,000	859,050
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,412,931
4.14%, 2/15/2023	6,000,000	6,142,800
General Motors Financial Co., Inc.:
3-month USD-LIBOR + 0.99%, 1.123% (a), 1/5/2023	4,000,000	4,016,558
2.9%, 2/26/2025	4,000,000	4,135,571
3.5%, 11/7/2024	1,300,000	1,364,820
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	4,500,000	4,512,408
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,601,900
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,913,591
144A, 1.25%, 9/18/2023	4,685,000	4,681,107
144A, 2.375%, 2/10/2023	2,089,000	2,117,916

Kia Corp.:
144A, 1.0%, 4/16/2024	1,130,000	1,125,520
144A, 3.0%, 4/25/2023	2,500,000	2,568,246
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	335,862
Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	507,632
Meritor, Inc., 144A, 6.25%, 6/1/2025	310,000	323,175
Nissan Motor Acceptance Corp., 144A, 2.6%, 9/28/2022	4,000,000	4,041,804
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	653,000	682,385
Ralph Lauren Corp., 1.7%, 6/15/2022 (b)	2,375,000	2,389,496
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	494,900
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	380,000	379,407
Royal Caribbean Cruises Ltd., 144A, 5.5%, 8/31/2026 (b)	2,450,000	2,491,160
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	1,120,530
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,268,800
Volkswagen Group of America Finance LLC:
144A, 2.7%, 9/26/2022	3,230,000	3,276,716
144A, 2.9%, 5/13/2022	2,320,000	2,338,947
144A, 4.25%, 11/13/2023	1,500,000	1,584,019
		76,700,703
Consumer Staples 0.2%
JBS Finance Luxembourg Sarl, 144A, 2.5%, 1/15/2027	960,000	949,210
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,695,125
		2,644,335
Energy 5.3%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,204,080
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	578,310
Bharat Petroleum Corp. Ltd., REG S, 4.625%, 10/25/2022	2,920,000	2,994,869
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	779,100
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	541,839
Canadian Natural Resources Ltd.:
2.05%, 7/15/2025	1,500,000	1,514,339
3.8%, 4/15/2024	750,000	786,616
CNOOC Curtis Funding No. 1 Pty Ltd., 144A, 4.5%, 10/3/2023	1,000,000	1,052,853
Ecopetrol SA, 5.875%, 9/18/2023	2,000,000	2,120,020
Energy Transfer LP:
3.6%, 2/1/2023	2,000,000	2,038,798
4.05%, 3/15/2025 (b)	750,000	794,627
4.25%, 3/15/2023	880,000	904,281
5.0%, 10/1/2022 (b)	2,826,000	2,882,153
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	909,500
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,545,000
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	2,128,796
Lukoil International Finance BV, REG S, 4.75%, 11/2/2026	1,000,000	1,068,280
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,683,676
MPLX LP:
3.5%, 12/1/2022	3,330,000	3,400,483
4.875%, 12/1/2024 (b)	2,000,000	2,170,791
ONEOK Inc., 2.75%, 9/1/2024	4,604,000	4,731,100
ONEOK Partners LP, 5.0%, 9/15/2023	2,118,000	2,230,427
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	1,000,000	1,028,886
Pertamina Persero PT:
144A, 4.3%, 5/20/2023	2,000,000	2,078,865
144A, 4.875%, 5/3/2022	1,000,000	1,013,213

Petroleos Mexicanos:
3.5%, 1/30/2023	1,000,000	1,010,000
4.625%, 9/21/2023	1,000,000	1,025,010
4.875%, 1/18/2024 (b)	1,000,000	1,035,000
Petronas Capital Ltd., 144A, 7.875%, 5/22/2022	1,000,000	1,025,980
Plains All American Pipeline LP:
3.6%, 11/1/2024	2,022,000	2,113,553
3.85%, 10/15/2023	4,000,000	4,148,031
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,201,153
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	888,000
Schlumberger Holdings Corp., 144A, 3.75%, 5/1/2024	1,514,000	1,588,362
Sinopec Group Overseas Development, Ltd., 144A, 2.15%, 5/13/2025	2,500,000	2,537,877
Sunnova Energy Corp., 144A, 5.875%, 9/1/2026	1,380,000	1,407,600
Tengizchevroil Finance Co. International Ltd., 144A, 2.625%, 8/15/2025	1,500,000	1,502,688
Western Midstream Operating LP, 3-month USD-LIBOR + 1.85%, 1.972% (a), 1/13/2023 (b)	2,000,000	1,997,060
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,391,133
		67,052,349
Financials 22.1%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,865,682
2.45%, 10/29/2026	2,110,000	2,127,302
4.875%, 1/16/2024	1,410,000	1,499,475
6.5%, 7/15/2025	1,175,000	1,342,719
Air Lease Corp.:
3.75%, 6/1/2026	5,000,000	5,328,730
4.125%, Perpetual (c)	2,000,000	1,985,000
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	5,028,938
4.4%, 9/25/2023	2,534,000	2,655,070
144A, 5.25%, 8/11/2025	2,000,000	2,199,211
Alfa SAB de CV, REG S, 5.25%, 3/25/2024	1,250,000	1,323,450
Ally Financial Inc., 1.45%, 10/2/2023 (b)	2,500,000	2,511,472
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,925,908
144A, 4.25%, 4/15/2026	1,230,000	1,303,425
144A, 5.125%, 10/1/2023	670,000	705,629
Banco de Credito del Peru:
REG S, 2.7%, 1/11/2025	1,000,000	1,018,760
144A, 4.25%, 4/1/2023	1,000,000	1,033,510
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	2,042,520
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander:
REG S, 4.125%, 11/9/2022	1,000,000	1,023,760
144A, 5.375%, 4/17/2025	1,350,000	1,473,201
Banco Santander SA:
3.125%, 2/23/2023	3,200,000	3,275,287
3.5%, 4/11/2022	750,000	755,713
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	1,022,510
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	3,115,619
Bank of America Corp.:
4.0%, 1/22/2025	750,000	800,991
4.2%, 8/26/2024	3,000,000	3,215,577
Banque Federative Du Credit Mutuel SA, 144A, SOFR + 0.41%, 0.459% (a), 2/4/2025	5,000,000	4,997,550

Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,963,521
4.375%, Perpetual (b) (c)	3,000,000	2,938,500
4.61%, 2/15/2023	5,000,000	5,021,384
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	2,120,819
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	5,618,356
BNP Paribas SA, 144A, 6.75%, Perpetual (c)	250,000	252,500
BOC Aviation Ltd., 144A, 3.25%, 4/29/2025	1,500,000	1,557,539
BPCE SA:
144A, 3.0%, 5/22/2022	1,500,000	1,514,242
144A, 4.875%, 4/1/2026	500,000	551,510
144A, 5.7%, 10/22/2023	2,000,000	2,149,893
Canadian Imperial Bank of Commerce:
SOFR + 0.34%, 0.39% (a), 6/22/2023	3,900,000	3,901,152
0.95%, 6/23/2023	4,800,000	4,805,851
Capital One Financial Corp., 3.9%, 1/29/2024 (b)	10,000,000	10,523,280
CBQ Finance Ltd., REG S, 5.0%, 5/24/2023	2,000,000	2,105,496
Citigroup, Inc.:
4.4%, 6/10/2025	5,000,000	5,445,137
5.5%, 9/13/2025	750,000	848,193
Citizens Financial Group, Inc., 144A, 4.15%, 9/28/2022	5,095,000	5,227,370
Country Garden Holdings Co., Ltd., REG S, 4.75%, 7/25/2022	1,000,000	981,499
Credicorp Ltd., 144A, 2.75%, 6/17/2025	1,000,000	1,009,574
Credit Agricole SA, 144A, 3.375%, 1/10/2022	8,000,000	8,003,374
Credit Suisse Group AG:
144A, 3-month USD-LIBOR + 1.24%, 1.441% (a), 6/12/2024	2,675,000	2,703,676
144A, 2.593%, 9/11/2025	1,180,000	1,204,961
Danske Bank AS, 144A, 3.244%, 12/20/2025	1,120,000	1,163,654
Discover Bank:
3.35%, 2/6/2023	2,190,000	2,242,384
4.682%, 8/9/2028	2,500,000	2,612,815
Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,169,885
Equitable Holdings, Inc., 3.9%, 4/20/2023	3,904,000	4,039,831
Fifth Third BanCorp., 1.625%, 5/5/2023	2,320,000	2,342,502
Goldman Sachs Group, Inc.:
0.925%, 10/21/2024	3,780,000	3,763,740
1.217%, 12/6/2023	6,000,000	6,015,325
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	2,003,256
4.25%, 3/14/2024	3,000,000	3,167,764
4.7%, Perpetual (b) (c)	3,000,000	3,000,000
6.0%, Perpetual (c)	500,000	538,125
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,209,984
ING Groep NV, 3.15%, 3/29/2022	1,580,000	1,590,328
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	2,955,000	2,988,642
JPMorgan Chase & Co., SOFR + 0.58%, 0.63% (a), 6/23/2025	6,000,000	6,001,499
Kookmin Bank, 144A, 1.75%, 5/4/2025	800,000	806,617
LD Holdings Group LLC, 144A, 6.5%, 11/1/2025	766,000	755,774
Lloyds Banking Group PLC:
1.326%, 6/15/2023 (b)	3,500,000	3,505,879
2.438%, 2/5/2026	2,880,000	2,936,110
Macquarie Group Ltd.:
144A, SOFR + 0.92%, 0.97% (a), 9/23/2027	6,000,000	5,992,839
144A, 3.189%, 11/28/2023	2,458,000	2,500,718
Metropolitan Life Global Funding I, 144A, 1.95%, 1/13/2023	5,000,000	5,064,116
Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	3,200,000	3,155,487
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,361,536

Morgan Stanley:
0.731%, 4/5/2024 (b)	5,000,000	4,984,493
SOFR + 0.7%, 0.749% (a), 1/20/2023	4,000,000	4,000,621
0.791%, 1/22/2025	6,000,000	5,939,214
Nationwide Building Society, 144A, 3.622%, 4/26/2023	1,540,000	1,552,527
Natwest Group PLC, 3.498%, 5/15/2023	750,000	756,553
NatWest Markets PLC:
144A, 0.8%, 8/12/2024	1,000,000	983,469
144A, SOFR + 1.662%, 1.712% (a), 9/29/2022	5,000,000	5,048,621
Nomura Holdings, Inc., 2.648%, 1/16/2025	2,495,000	2,565,799
OneMain Finance Corp., 8.875%, 6/1/2025	690,000	738,300
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	1,750,000	1,805,999
144A, 5.25%, 8/15/2022	450,000	459,865
REC Ltd., 144A, 4.75%, 5/19/2023 (b)	1,423,000	1,478,058
Samba Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	1,025,720
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,285,487
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,798,356
144A, 4.25%, 9/14/2023	2,980,000	3,134,555
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,169,498
144A, 1.319%, 10/14/2023	2,500,000	2,502,040
144A, 1.822%, 11/23/2025	1,010,000	1,008,757
144A, 4.247%, 1/20/2023	4,660,000	4,666,677
144A, 4.75%, Perpetual (c)	635,000	630,238
Sumitomo Mitsui Trust Bank Ltd., 144A, SOFR + 0.44%, 0.49% (a), 9/16/2024	2,230,000	2,228,171
Synchrony Bank, 3.0%, 6/15/2022	5,300,000	5,346,162
Synchrony Financial:
4.25%, 8/15/2024	1,000,000	1,059,131
4.375%, 3/19/2024	180,000	189,905
The Goldman Sachs Group, Inc., 2.905%, 7/24/2023	750,000	758,440
Turkiye Vakiflar Bankasi TAO, REG S, 5.625%, 5/30/2022	1,000,000	998,360
UBS AG, 144A, SOFR + 0.32%, 0.37% (a), 6/1/2023	7,000,000	6,997,013
		281,065,675
Health Care 1.8%
AbbVie, Inc., 2.3%, 11/21/2022	3,080,000	3,123,007
Anthem, Inc., 2.375%, 1/15/2025	1,400,000	1,443,626
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	1,330,000	1,356,600
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	1,045,026
Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,823,856
CVS Pass-Through Trust, 6.036%, 12/10/2028	926,629	1,056,290
HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,124,574
Laboratory Corp. of America Holdings, 3.25%, 9/1/2024	859,000	899,303
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	572,125
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,763,474
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	402,800
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024 (b)	4,720,000	4,706,486
		23,317,167
Industrials 3.3%
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	1,525,000	1,513,675
Block, Inc., 144A, 2.75%, 6/1/2026	420,000	420,500
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,775,619
5.04%, 5/1/2027	5,000,000	5,629,973
Bombardier, Inc., 144A, 7.125%, 6/15/2026	2,000,000	2,074,820

Cemex SAB de CV, 144A, 7.375%, 6/5/2027	500,000	550,505
Delta Air Lines, Inc.:
2.9%, 10/28/2024 (b)	3,000,000	3,058,905
144A, 4.5%, 10/20/2025	520,000	546,526
Global Payments, Inc., 1.5%, 11/15/2024 (b)	4,280,000	4,280,598
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	340,031
Hillenbrand, Inc., 5.75%, 6/15/2025 (b)	1,120,000	1,170,400
Howmet Aerospace, Inc., 6.875%, 5/1/2025 (b)	1,870,000	2,149,958
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	256,275
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	730,000	718,130
144A, 5.625%, 10/1/2028	1,235,000	1,275,138
Penske Truck Leasing Co., 144A, 4.0%, 7/15/2025	2,550,000	2,736,924
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,540,000	1,638,783
Ryder System, Inc., 2.875%, 6/1/2022	1,350,000	1,360,360
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,660,352
Southwest Airlines Co., 4.75%, 5/4/2023	2,300,000	2,408,658
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	135,000	149,051
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	2,500,000	2,486,600
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	397,500
		42,599,281
Information Technology 3.3%
Broadcom, Inc.:
4.11%, 9/15/2028	2,261,000	2,478,735
4.7%, 4/15/2025	1,100,000	1,202,666
CDW LLC, 4.125%, 5/1/2025	560,000	575,400
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,587,900
Dell International LLC, 5.45%, 6/15/2023	1,920,000	2,025,395
DXC Technology Co., 1.8%, 9/15/2026	4,510,000	4,456,536
HP, Inc., 2.2%, 6/17/2025	4,190,000	4,276,581
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,956,022
144A, 0.983%, 9/1/2024	1,570,000	1,541,155
2.67%, 9/1/2023	1,250,000	1,276,618
4.25%, 9/1/2025	170,000	176,558
NXP BV:
144A, 2.7%, 5/1/2025	190,000	196,285
144A, 4.625%, 6/1/2023	4,000,000	4,186,146
Oracle Corp., 2.5%, 4/1/2025 (b)	2,040,000	2,087,801
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,501,608
Seagate HDD Cayman, 4.875%, 3/1/2024	1,800,000	1,908,720
VMware, Inc., 1.0%, 8/15/2024 (b)	4,270,000	4,228,777
Xerox Holdings Corp., 144A, 5.0%, 8/15/2025	1,990,000	2,109,400
		41,772,303
Materials 2.3%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	3,321,443
Bluestar Finance Holdings Ltd., REG S, 3.375%, 7/16/2024	2,000,000	2,068,364
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	720,000	752,016
CNAC HK Finbridge Co., Ltd., REG S, 3.375%, 6/19/2024	1,000,000	1,035,549
First Quantum Minerals Ltd., 144A, 7.25%, 4/1/2023	301,000	304,461
Glencore Funding LLC:
144A, 1.625%, 9/1/2025	1,730,000	1,712,225
144A, 1.625%, 4/27/2026	1,480,000	1,452,037
144A, 4.125%, 3/12/2024	3,480,000	3,659,220
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	370,000

Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,595,010
REG S, 4.75%, 5/15/2025	500,000	531,670
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025	705,000	729,753
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,637,828
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024 (b)	1,260,000	1,300,950
Nucor Corp., 2.0%, 6/1/2025 (b)	630,000	642,365
POSCO, 144A, 4.0%, 8/1/2023	2,000,000	2,082,206
The Mosaic Co., 3.25%, 11/15/2022	2,515,000	2,563,604
Tronox, Inc.:
144A, 4.625%, 3/15/2029	1,230,000	1,228,462
144A, 6.5%, 5/1/2025	1,500,000	1,585,350
		29,572,513
Real Estate 1.2%
Equinix, Inc., (REIT), 1.25%, 7/15/2025	517,000	507,765
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	450,000	460,125
(REIT), 4.75%, 10/1/2024	890,000	923,375
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.625%, 6/15/2025	462,000	492,533
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	1,319,605
Realogy Group LLC, 144A, 7.625%, 6/15/2025	800,000	848,000
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	231,265
Shimao Group Holdings Ltd., REG S, 4.75%, 7/3/2022	2,580,000	1,847,925
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	995,000
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	1,087,000
REG S, (REIT), 5.25%, 12/15/2024	991,000	1,077,217
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,927,688
VICI Properties LP, 144A, (REIT), 3.5%, 2/15/2025 (b)	2,140,000	2,172,100
		14,889,598
Utilities 4.9%
American Electric Power Co., Inc., 0.75%, 11/1/2023	2,250,000	2,234,495
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	680,231
CenterPoint Energy, Inc., SOFR + 0.65%, 0.7% (a), 5/13/2024	3,260,000	3,261,206
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,179,915
Duke Energy Corp., SOFR + 0.25%, 0.3% (a), 6/10/2023	4,710,000	4,704,843
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,168,942
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,864,519
Israel Electric Corp. Ltd., 144A, 6.875%, 6/21/2023	1,048,000	1,130,792
Korea East-West Power Co., Ltd.:
144A, 1.75%, 5/6/2025	940,000	946,657
144A, 2.625%, 6/19/2022	2,665,000	2,684,455
Nextera Energy Capital Holdings, Inc., SOFR + 0.4, 0.45% (a), 11/3/2023	7,000,000	7,000,840
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	888,131
NRG Energy, Inc., 144A, 3.75%, 6/15/2024	5,141,000	5,363,608
Pacific Gas and Electric Co.:
1.7%, 11/15/2023	1,630,000	1,634,209
1.75%, 6/16/2022	9,000,000	9,000,029
Southern California Edison Co.:
SOFR + 0.35%, 0.4% (a), 6/13/2022	6,210,000	6,211,377
0.7%, 8/1/2023	3,840,000	3,815,915
Series E, 3.7%, 8/1/2025	800,000	854,164

State Grid Overseas Investment, Ltd., 144A, 2.75%, 5/4/2022	1,500,000	1,508,595
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	5,375,000	5,535,046
		62,667,969
Total Corporate Bonds (Cost $677,658,298)		685,620,894

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association:
12-month USD-LIBOR + 1.77%, 2.02% (a), 9/1/2038	7,676	7,908
3.0%, with various maturities from 5/1/2027 until 6/1/2027	148,191	155,055
4.5%, 4/1/2023	3,101	3,160
Government National Mortgage Association:
6.0%, with various maturities from 6/15/2022 until 1/15/2039	58,289	62,818
7.0%, 6/20/2038	2,677	3,166
Total Mortgage-Backed Securities Pass-Throughs (Cost $235,133)		232,107

Asset-Backed 16.7%
Automobile Receivables 4.9%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,116,509
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	1,035,850
Canadian Pacer Auto Receivables Trust:
“C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,137,041
“B”, Series 2018-2A, 144A, 3.63%, 1/19/2024	1,000,000	1,008,306
CarMax Auto Owner Trust, “C”, Series 2020-3, 1.69%, 4/15/2026	750,000	754,855
Chase Auto Credit Linked Notes:
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	921,479	917,909
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	442,310	440,695
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	449,416	449,145
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	740,990	744,777
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	1,455,146	1,468,064
CPS Auto Receivables Trust:
“B”, Series 2020-B, 144A, 2.11%, 4/15/2026	702,229	702,908
“D”, Series 2017-D, 144A, 3.73%, 9/15/2023	584,084	586,697
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	2,500,000	2,595,302
Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	688,433
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	761,593
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,160,424
“C”, Series 2020-1, 144A, 2.24%, 1/15/2026	2,235,000	2,257,441
“B”, Series 2020-2, 144A, 2.61%, 4/15/2026	2,500,000	2,522,392
“C”, Series 2019-4, 144A, 2.77%, 12/15/2025	3,670,000	3,747,416
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	500,000	513,024
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	3,054,349
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,448,868
Ford Credit Floorplan Master Owner Trust, “A”, Series 2019-1, 2.84%, 3/15/2024	2,051,000	2,061,434
Foursight Capital Automobile Receivables Trust:
“B”, Series 2020-1, 144A, 2.27%, 2/18/2025	1,250,000	1,261,025
“C”, Series 2020-1, 144A, 2.41%, 8/15/2025	2,500,000	2,524,724
“A3”, Series 2019-1, 144A, 2.67%, 3/15/2024	201,720	201,874
GMF Floorplan Owner Revolving Trust:
“C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	697,688
“C”, Series 2019-1, 144A, 3.06%, 4/15/2024	460,000	463,384
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	1,000,000	989,975
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	1,750,000	1,731,833

JPMorgan Chase Bank NA:
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	750,303	745,607
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	342,996	340,146
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	877,187	873,569
“E”, 2021-3, 144A, 2.102%, 2/26/2029	857,489	852,180
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	752,488	749,406
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	488,015	486,139
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	1,000,000	998,807
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	675,000	674,185
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	327,005	327,907
“B”, Series 2020-AA, 144A, 2.26%, 12/15/2025	1,000,000	1,013,461
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	500,000	506,610
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	1,031,068
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	1,195,000	1,196,594
“C”, Series 2020-3, 1.12%, 1/15/2026	2,000,000	2,005,823
“C”, Series 2020-2, 1.46%, 9/15/2025	1,750,000	1,758,178
“C”, Series 2019-3, 2.49%, 10/15/2025	2,303,888	2,314,034
“C”, Series 2019-1, 3.42%, 4/15/2025	9,640	9,652
Skopos Auto Receivables Trust, “C”, Series 2019-1A, 144A, 3.63%, 9/16/2024	1,088,660	1,098,714
Tesla Auto Lease Trust:
“C”, Series 2020-A, 144A, 1.68%, 2/20/2024	1,000,000	1,006,673
“B”, Series 2019-A, 144A, 2.41%, 12/20/2022	3,000,000	3,032,097
World Omni Select Auto Trust, “C”, Series 2019-A, 2.38%, 12/15/2025	1,500,000	1,521,380
		62,586,165
Credit Card Receivables 1.5%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,999,430
Evergreen Credit Card Trust, “C”, Series 2019-2, 144A, 2.62%, 9/15/2024	900,000	910,668
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	2,540,000	2,543,372
Genesis Sales Finance Master Trust:
“A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,726,587
“A”, Series 2020-AA, 144A, 1.65%, 9/22/2025	500,000	501,519
Mercury Financial Credit Card Master Trust, “A”, Series 2021-1A, 144A, 1.54%, 3/20/2026	3,500,000	3,496,748
Synchrony Credit Card Master Note Trust, “C”, Series 2017-2, 3.01%, 10/15/2025	2,352,000	2,391,431
World Financial Network Credit Card Master Trust:
“A”, Series 2019-B, 2.49%, 4/15/2026	2,000,000	2,018,840
“A”, Series 2019-A, 3.14%, 12/15/2025	2,500,000	2,508,276
		19,096,871
Home Equity Loans 0.2%
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.05%, 1.152% (a), 12/25/2034	395,501	396,130
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD-LIBOR + 1.04%, 1.142% (a), 6/25/2034	1,508,945	1,464,676
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,481	28,512
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	137,094
Southern Pacific Secured Asset Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	281	290
		2,026,702
Miscellaneous 9.7%
Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 1.782% (a), 1/20/2033	2,500,000	2,500,603

Applebee's Funding LLC, “A2I”, Series 2019-1A, 144A, 4.194%, 6/5/2049	2,772,000	2,802,547
Atrium XIII, “A2”, Series 13A, 144A, 3-month USD-LIBOR + 1.25%, 1.374% (a), 11/21/2030	2,250,000	2,250,025
Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 1.822% (a), 8/23/2030	4,250,000	4,250,174
Babson CLO Ltd.:
“BR”, Series 2015-IA, 144A, 3-month USD-LIBOR + 1.4%, 1.532% (a), 1/20/2031	2,000,000	1,983,690
“A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.574% (a), 7/23/2030	1,500,000	1,500,185
“BR”, Series 2014-IA, 144A, 3-month USD-LIBOR + 2.2%, 2.332% (a), 7/20/2025	109,209	109,249
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3-month USD-LIBOR + 1.950%, 2.082% (a), 10/20/2031	7,500,000	7,461,870
Barings CLO Ltd. , “CR”, Series 2013-IA, 144A, 3-month USD-LIBOR + 1.5%, 1.632% (a), 1/20/2028	2,250,000	2,246,733
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 1.822% (a), 1/17/2033	5,000,000	5,000,330
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 1.522% (a), 4/17/2031	4,000,000	3,974,348
CF Hippolyta LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	1,059,991	1,044,189
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	2,454,676	2,451,999
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.14%, 0.25% (a), 1/15/2037	882,361	839,513
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.07%, 12/25/2036	1,941,942	1,948,325
Dell Equipment Finance Trust:
“C”, Series 2020-2, 144A, 1.37%, 1/22/2024	1,500,000	1,501,900
“C”, Series 2019-2, 144A, 2.18%, 10/22/2024	1,500,000	1,509,769
“D”, Series 2019-1, 144A, 3.45%, 3/24/2025	1,600,000	1,602,524
Domino's Pizza Master Issuer LLC, “A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,965,000	2,068,172
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 1.774% (a), 7/15/2030	500,000	500,161
Dryden XXVIII Senior Loan Fund, “A2LR”, Series 2013-28A, 144A, 3-month USD-LIBOR + 1.65%, 1.806% (a), 8/15/2030	2,000,000	2,000,142
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month USD-LIBOR + 1.35%, 1.472% (a), 4/17/2031	2,500,000	2,495,363
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	502,643	509,131
“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	366,993	371,393
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,261,324
HPEFS Equipment Trust:
“C”, Series 2020-2A, 144A, 2.0%, 7/22/2030	1,610,000	1,627,507
“C”, Series 2019-1A, 144A, 2.49%, 9/20/2029	860,000	866,315
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	2,000,000	2,002,131
LCM LP, “BR2”, Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 1.874% (a), 10/15/2031	2,120,000	2,114,706
MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	425,702	419,397
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	293,142	293,336
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	785,297	791,993
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	293,142	296,641
MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	1,513,840	1,534,739
Neuberger Berman CLO XVII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD-LIBOR + 1.7%, 1.83% (a), 10/21/2030	1,800,000	1,800,382
Neuberger Berman Loan Advisers CLO Ltd.:
“B”, Series 2018-27A, 144A, 3-month USD-LIBOR + 1.4%, 1.524% (a), 1/15/2030	6,000,000	6,000,102
“A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 1.524% (a), 10/19/2031	2,000,000	2,000,090
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	1,127,592

NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	1,332,602	1,327,944
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	1,917,765	1,915,784
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	709,198	712,220
Octagon Investment Partners XVI Ltd., “BR”, Series 2013-1A, 144A, 3-month USD-LIBOR + 1.6%, 1.722% (a), 7/17/2030	9,000,000	8,968,401
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 1.574% (a), 1/15/2034	3,000,000	2,934,186
RR 17 Ltd., “B”, Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 2.04% (a), 7/15/2034	7,000,000	6,914,628
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	631,206	632,858
Taco Bell Funding LLC, “A2I”, Series 2021-1A, 144A, 1.946%, 8/25/2051	4,500,000	4,411,179
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	1,054,909	1,067,043
Transportation Finance Equipment Trust:
“A4”, Series 2019-1, 144A, 1.88%, 3/25/2024	1,500,000	1,515,975
“C”, Series 2019-1, 144A, 2.19%, 8/23/2024	1,250,000	1,260,558
Voya CLO Ltd.:
“A1R”, Series 2015-1A, 144A, 3-month USD-LIBOR + 0.9%, 1.022% (a), 1/18/2029	2,585,201	2,585,444
“A1RR”, Series 2014-2A, 144A, 3-month USD-LIBOR + 1.02%, 1.142% (a), 4/17/2030	6,906,473	6,907,253
“A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 1.872% (a), 10/18/2031	4,500,000	4,500,864
Zais CLO13 Ltd., “A1A”, Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 1.614% (a), 7/15/2032	2,500,000	2,501,210
		123,214,137
Student Loans 0.4%
SLM Student Loan Trust, “A6”, Series 2004-1, 144A, 3-month USD-LIBOR + 0.75%, 0.874% (a), 7/25/2039	5,500,000	5,483,080
Total Asset-Backed (Cost $212,039,601)		212,406,955

Commercial Mortgage-Backed Securities 10.5%
20 Times Square Trust, “B”, Series 2018-20TS, 144A, 3.1% (a), 5/15/2035	2,500,000	2,490,779
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 1.54% (a), 6/15/2035	3,500,000	3,464,828
BAMLL Commercial Mortgage Securities Trust:
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 9/15/2034	3,500,000	3,469,233
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 1.46% (a), 9/15/2034	1,000,000	987,446
BBCMS Mortgage Trust, “A”, Series 2018-TALL, 144A, 1-month USD-LIBOR + 0.722%, 0.832% (a), 3/15/2037	4,000,000	3,954,996
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 1-month USD-LIBOR + 1.34%, 1.45% (a), 10/15/2034	1,500,000	1,492,469
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 1.36% (a), 7/15/2035	2,500,000	2,498,395
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 9/15/2038	506,000	504,731
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 1.81% (a), 9/15/2038	340,000	339,148
“C”, Series 2021-KEN, 144A, 1-month USD-LIBOR + 2.55%, 2.66% (a), 2/15/2029	1,431,100	1,430,503
BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 1.41% (a), 4/15/2034	3,500,000	3,478,224
“D”, Series 2020-VKNG, 144A, 1-month USD-LIBOR + 1.7%, 1.81% (a), 10/15/2037	1,381,679	1,376,545
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 2.005% (a), 10/15/2036	1,725,000	1,717,438
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 0.96% (a), 11/15/2034	500,000	496,782
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 1.21% (a), 11/15/2034	3,960,000	3,876,740

CHT Mortgage Trust, “A”, Series 2017-CSMO, 144A, 1-month USD-LIBOR + 0.93%, 1.04% (a), 11/15/2036	1,200,000	1,199,263
Citigroup Commercial Mortgage Trust:
“A3”, Series 2016-C2, 2.575%, 8/10/2049	2,000,000	2,050,055
“AS”, Series 2013-GC11, 3.422%, 4/10/2046	1,500,000	1,530,164
“B”, Series 2019-PRM, 144A, 3.644%, 5/10/2036	2,005,000	2,068,515
“B”, Series 2013-GC11, 3.732%, 4/10/2046	500,000	509,256
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	869,349	898,638
“C”, Series 2019-SMRT, 144A, 4.682%, 1/10/2036	3,000,000	3,134,860
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 2.21% (a), 11/15/2037	4,914,953	4,907,678
COMM Mortgage Trust:
“AM”, Series 2013-CR6, 144A, 3.147%, 3/10/2046	1,200,000	1,221,605
“AM”, Series 2013-LC6, 3.282%, 1/10/2046	1,500,000	1,526,681
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	2,800,000	2,834,801
“B”, Series 2013-CR10, 144A, 4.9%, 8/10/2046	2,850,000	2,977,208
Credit Suisse Mortgage Trust:
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 2.11% (a), 10/15/2037	2,756,000	2,767,005
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 3.25% (a), 12/15/2035	1,500,000	1,506,808
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	1,023,710
DBCG Mortgage Trust, “A”, Series 2017-BBG, 144A, 1-month USD-LIBOR + 0.7%, 0.81% (a), 6/15/2034	3,920,000	3,907,824
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 1.09% (a), 6/15/2033	2,500,000	2,484,440
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.75%, 1.854% (a), 12/19/2030	250,000	249,079
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 0.892% (a), 6/25/2029	17,800,000	1,116,843
“X1”, Series K058, Interest Only, 0.921% (a), 8/25/2026	23,048,745	865,644
“X1”, Series K722, Interest Only, 1.309% (a), 3/25/2023	13,007,417	133,937
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 3.963%, 12/10/2036	5,000,000	5,070,304
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 2.05% (a), 1/25/2051	1,123,783	1,118,269
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.8% (a), 1/25/2051	1,808,000	1,855,103
FREMF Mortgage Trust, “B”, Series 2012-K23, 144A, 3.656% (a), 10/25/2045	1,750,000	1,778,552
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.064% (a), 7/10/2046	1,000,000	1,036,103
GS Mortgage Securities Trust , “B”, 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 10/15/2036	3,000,000	2,996,739
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	999,508
Hawaii Hotel Trust, “A”, Series 2019-MAUI, 144A, 1-month USD-LIBOR + 1.15%, 1.26% (a), 5/15/2038	1,000,000	999,383
Hilton Orlando Trust, “A”, Series 2021-ORL, 144A, 1-month USD-LIBOR + 0.92%, 1.03% (a), 12/15/2034	2,500,000	2,497,054
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 1.46% (a), 11/15/2036	3,441,877	3,420,452
IMT Trust, “BFL”, Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.95%, 1.06% (a), 6/15/2034	3,520,562	3,516,249
InTown Hotel Portfolio Trust, “C”, Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.5%, 1.61% (a), 1/15/2033	2,260,000	2,255,603
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 1-month USD-LIBOR + 1.55%, 1.66% (a), 12/15/2037	468,750	462,285
Morgan Stanley Bank of America Merrill Lynch Trust, “300B”, Series 2014-C18, 3.996%, 8/15/2031	750,000	771,697
Morgan Stanley Capital I Trust:
“A”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 0.9%, 1.01% (a), 7/15/2035	1,217,000	1,214,693
“B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 1.31% (a), 7/15/2035	1,568,800	1,560,908
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,969,770

MTRO Commercial Mortgage Trust:
“C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.41% (a), 12/15/2033	250,000	244,463
“D”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.8%, 1.91% (a), 12/15/2033	2,500,000	2,432,320
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.802% (a), 10/15/2049	1,158,589	1,154,083
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.79% (a), 11/15/2032	2,000,000	2,024,182
NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 1.51% (a), 12/15/2035	500,000	498,693
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 1.36% (a), 1/15/2036	2,378,000	2,373,951
“B”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 1.61% (a), 1/15/2036	1,166,000	1,161,370
PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.%, 2.11% (a), 7/15/2038	2,362,000	2,358,593
STWD Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 1.766% (a), 11/15/2036	500,000	497,642
U.S. 2018-USDC, “E”, Series 2018, 144A, 4.493%, 5/13/2038	1,500,000	1,247,422
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.015% (a), 12/15/2050	28,520,071	1,320,559
“XA”, Series 2017-C1, Interest Only, 1.527% (a), 6/15/2050	19,680,235	1,295,751
Wells Fargo Commercial Mortgage Trust:
“C”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 1.91% (a), 2/15/2040	2,330,732	2,320,113
“A”, Series 2019-JWDR, 144A, 2.501% (a), 9/15/2031	200,000	198,560
“A2”, Series 2016-C34, 2.603%, 6/15/2049	327,874	327,802
“D”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 2.61% (a), 2/15/2040	909,022	903,843
“A3”, Series 2012-LC5, 2.918%, 10/15/2045	1,985,002	2,000,041
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	156,027	162,047
WFRBS Commercial Mortgage Trust:
“B”, Series 2013-C13, 3.553%, 5/15/2045	4,000,000	4,078,580
“AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	249,785
Total Commercial Mortgage-Backed Securities (Cost $134,144,529)		133,864,743

Collateralized Mortgage Obligations 3.9%
Angel Oak Mortgage Trust, “A1”, Series 2020-1, 144A, 0.909%, 1/25/2066	934,165	928,558
Banc of America Mortgage Securities, Inc.:
“2A3”, Series 2005-J, 2.407% (a), 11/25/2035	75,388	72,561
“2A8”, Series 2003-J, 2.453% (a), 11/25/2033	144,039	141,235
“A15”, Series 2006-2, 6.0%, 7/25/2046	7,399	7,212
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,880,334	1,873,770
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 1.64% (a), 1/25/2034	267,179	251,555
BRAVO Residential Funding Trust:
“A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 0.8% (a), 1/25/2070	2,103,466	2,102,081
“A1”, Series 2019-NQM1, 144A, 2.666%, 7/25/2059	864,352	863,109
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 1.4% (a), 2/25/2050	1,414,430	1,419,553
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 1.6% (a), 2/25/2050	1,414,430	1,418,055
Chase Mortgage Reference Notes, “M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 2.352% (a), 10/25/2057	2,678,604	2,736,531
COLT Funding LLC:
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	1,186,098	1,169,162
“A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	532,014	529,142
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	574,902	572,838
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	2,421,010	2,386,417
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	1,100,417	1,084,634
“A1”, Series 2020-1, 144A, 2.488%, 2/25/2050	616,514	615,860

Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 1.7% (a), 12/25/2041	500,000	500,626
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.253% (a), 9/25/2031	49,251	49,439
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.403% (a), 8/25/2031	74,293	74,599
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 2.979% (a), 2/20/2036	36,714	30,574
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	69,916	69,527
CSMC Trust, “B4”, Series 2013-IVR3, 144A, 3.378%, 5/25/2043	1,166,301	1,181,545
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	799,961	784,288
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	3,057,990	3,000,069
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	1,616,964	1,618,357
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.103% (a), 3/25/2031	204,917	206,495
Federal Home Loan Mortgage Corp.:
“LA”, Series 1343, 8.0%, 8/15/2022	1,307	1,327
“PK”, Series 1751, 8.0%, 9/15/2024	21,803	23,257
Federal National Mortgage Association:
“DE”, Series 2014-18, 4.0%, 8/25/2042	414,026	430,277
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	1,604,442	106,436
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	63,373	12,317
“1A6”, Series 2007-W8, 6.644% (a), 9/25/2037	374,736	401,417
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 1.85% (a), 11/25/2041	1,200,000	1,203,008
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 2.05% (a), 12/25/2050	3,000,000	3,015,956
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 2.15% (a), 10/25/2033	500,000	508,928
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 2.253% (a), 12/25/2030	1,350,000	1,366,412
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.553% (a), 3/25/2049	613,092	619,334
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.753% (a), 1/25/2049	93,103	94,214
FWD Securitization Trust:
“A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	1,105,452	1,111,012
“A1”, Series 2019-INV1, 144A, 2.81%, 6/25/2049	371,204	373,320
GCAT LLC, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	1,053,338	1,046,671
Government National Mortgage Association:
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	12,154,594	1,770,364
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	180,402	37,086
GS Mortgage-Backed Securities Trust, “A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	217,841	216,485
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,995,612	1,966,294
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	936,091	924,806
JPMorgan Mortgage Trust, “6A1”, Series 2005-A6, 2.25%, 8/25/2035	159,886	162,517
JPMorgan Wealth Management:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 1.6% (a), 3/25/2051	1,651,225	1,660,412
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 1.85% (a), 3/25/2051	836,153	839,225
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 2.8% (a), 3/25/2051	927,497	927,496
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 1.875%, 12/25/2034	9,103	9,293

MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	501,775	498,758
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	718,526	713,090
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73%, 4/28/2024	492	497
Residential Accredit Loans, Inc., “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products, Inc.:
“A5”, Series 2005-SL1, 6.5%, 5/25/2032	13,188	13,200
“A4”, Series 2004-SL4, 7.0%, 7/25/2032	52,225	52,081
“A3”, Series 2004-SL3, 7.5%, 12/25/2031	41,910	40,896
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.203% (a), 9/25/2048	540,541	546,510
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	834,358	830,782
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	819,315	817,234
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	1,079,617	1,078,429
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	171,554	171,994
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	127,199	127,340
“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	276,844	278,186
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	277,565	287,949
Total Collateralized Mortgage Obligations (Cost $50,287,263)		49,972,728

Government & Agency Obligations 12.7%
Other Government Related (d) 1.2%
Corp. Andina de Fomento:
2.375%, 5/12/2023	4,000,000	4,074,032
4.375%, 6/15/2022	2,000,000	2,033,525
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	2,186,000	2,195,444
Eurasian Development Bank, 144A, 4.767%, 9/20/2022	2,000,000	2,052,996
Gazprom PJSC:
144A, 2.95%, 1/27/2029	2,000,000	1,910,000
144A, 4.95%, 7/19/2022	500,000	508,525
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	526,142
Vnesheconombank:
144A, 5.942%, 11/21/2023	500,000	528,750
144A, 6.025%, 7/5/2022	1,500,000	1,526,400
		15,355,814
Sovereign Bonds 0.7%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025 (b)	1,896,000	1,967,385
Government of Malaysia, 144A, 3.043%, 4/22/2025	1,000,000	1,047,907
Republic of Paraguay, 144A, 4.625%, 1/25/2023	1,000,000	1,032,510
Republic of Turkey, 5.6%, 11/14/2024	1,000,000	962,500
Saudi Government International Bond, 144A, 4.0%, 4/17/2025	2,000,000	2,154,108
State of Qatar, 144A, 3.4%, 4/16/2025	2,000,000	2,121,376
		9,285,786
U.S. Treasury Obligations 10.8%
U.S. Treasury Notes:
0.125%, 1/31/2023	20,000,000	19,931,250
0.125%, 3/31/2023	20,000,000	19,907,812
0.125%, 9/15/2023	30,000,000	29,725,781
0.25%, 5/31/2025	10,000,000	9,727,344
1.375%, 6/30/2023	20,000,000	20,237,500
2.25%, 4/15/2022	5,000,000	5,029,839

2.25%, 11/15/2024	10,000,000	10,367,188
2.5%, 1/15/2022	7,000,000	7,005,591
2.5%, 2/15/2022	5,000,000	5,014,310
2.75%, 7/31/2023	10,000,000	10,335,547
		137,282,162
Total Government & Agency Obligations (Cost $163,648,118)		161,923,762

Short-Term U.S. Treasury Obligations 0.3%
U.S. Treasury Bills:
0.058% (e), 5/19/2022	1,600,000	1,599,409
0.06% (e), 5/19/2022 (f)	500,000	499,816
0.062% (e), 6/16/2022	1,590,000	1,589,049
Total Short-Term U.S. Treasury Obligations (Cost $3,689,076)		3,688,274
	Shares	Value ($)

Exchange-Traded Funds 0.9%
iShares 0-5 Year High Yield Corporate Bond ETF (b)	25,000	1,132,500
SPDR Bloomberg Short Term High Yield Bond ETF	379,610	10,306,411
Xtrackers Short Duration High Yield Bond ETF (b) (g)	5,250	249,060
Total Exchange-Traded Funds (Cost $10,466,532)		11,687,971

Common Stocks 0.0%
Answers Corp.* (h) (Cost $256,895)	2,220	0

Warrants 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (h) (Cost $713,521)	6,166	0

Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j) (Cost $34,993,048)	34,993,048	34,993,048

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.05% (i)	12,907,725	12,907,725
DWS ESG Liquidity Fund "Capital Shares", 0.09% (i)	12,121	12,117
Total Cash Equivalents (Cost $12,919,837)		12,919,842

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,301,051,851)	102.5	1,307,310,324
Other Assets and Liabilities, Net	(2.5)	(32,450,735)
Net Assets	100.0	1,274,859,589
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2021 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Exchange-Traded Funds 0.0%
Xtrackers Short Duration High Yield Bond ETF (b) (g)
251,055	—	—	—	(1,995)	3,530	—	5,250	249,060

Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2021	Value ($) at 12/31/2021
Securities Lending Collateral 2.7%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (i) (j)
19,350,953	15,642,095 (k)	—	—	—	4,310	—	34,993,048	34,993,048
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.05% (i)
86,221,107	85,825,350	159,138,732	—	—	3,965	—	12,907,725	12,907,725
DWS ESG Liquidity Fund "Capital Shares", 0.09% (i)
12,117	2	—	—	(2)	2	—	12,121	12,117
105,835,232	101,467,447	159,138,732	—	(1,997)	11,807	—	47,918,144	48,161,950
*	Non-income producing security.
(a)	Variable or floating rate security. These securities are shown at their current rate as of December 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2021 amounted to $29,355,686, which is 2.3% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At December 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DBX Advisors LLC.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PJSC: Public Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At December 31, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2022	77	9,973,107	10,046,094	(72,987)
Ultra 10 Year U.S. Treasury Note	USD	3/22/2022	48	6,949,377	7,029,000	(79,623)
Total unrealized depreciation						(152,610)
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$685,620,894	$—	$685,620,894
Mortgage-Backed Securities Pass-Throughs	—	232,107	—	232,107
Asset-Backed (a)	—	212,406,955	—	212,406,955
Commercial Mortgage-Backed Securities	—	133,864,743	—	133,864,743
Collateralized Mortgage Obligations	—	49,972,728	—	49,972,728
Government & Agency Obligations (a)	—	161,923,762	—	161,923,762
Short-Term U.S. Treasury Obligations	—	3,688,274	—	3,688,274
Exchange-Traded Funds	11,687,971	—	—	11,687,971
Common Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments (a)	47,912,890	—	—	47,912,890
Total	$59,600,861	$1,247,709,463	$0	$1,307,310,324
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(152,610)	$—	$—	$(152,610)
Total	$(152,610)	$—	$—	$(152,610)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$ (152,610)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH1
R-080548-1 (1/23)